UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                          FORM 10-D

                      ASSET-BACKED ISSUER
    DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
              THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 September 27, 2011 to October 25, 2011

 Commission File Number of issuing entity: 333-159791-04

 Sequoia Mortgage Trust 2011-2
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor: 333-159791-01

 Sequoia Residential Funding, Inc.
 (Exact name of depositor as specified in its charter)

 RWT Holdings, Inc.
 (Exact name of sponsor(s) as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 38-3851354
 38-3851355
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                      21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                       Registered/reporting
                                       pursuant to (check one)

  Title of                             Section  Section   Section  Name of Exchange
  Class                                12(b)    12(g)     15(d)    (If Section 12(b))


  A-1                                  _____    _____     __X___   ____________
  B-1                                  _____    _____     __X___   ____________
  B-2                                  _____    _____     __X___   ____________
  B-3                                  _____    _____     __X___   ____________
  B-4                                  _____    _____     __X___   ____________
  B-5                                  _____    _____     __X___   ____________
  A-IO                                 _____    _____     __X___   ____________
  R                                    _____    _____     __X___   ____________
  LTR                                  _____    _____     __X___   ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____


 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On October 25, 2011, a distribution was made to holders of the certificates issued by Sequoia Mortgage Trust 2011-2.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.

 Part II - OTHER INFORMATION

 Item 3. Sales of Securities and Use of Proceeds.


 On September 27, 2011, the closing date for the issuance of the Series 2011-2  certificates, the Depositor sold the various classes of the certificates as  follows:

 Title of      Date of     Amount of     Underwriters        Purchasers          Underwriting      Consideration   Exemption from
 Security      Sale        Securities                                            Commission        Received        Registration
                                                                                                                   Claimed

 Class A-1*    9/27/11    $347,460,000   Credit Suisse                           $778,660          $346,594,475    N/A
                                         Securities (USA)
                                         LLC

                                         Wells Fargo                             $86,865
                                         Securities, LLC

 Class A-IO    9/27/11    $347,460,000                       Credit Suisse       N/A               N/A             Securities Act of
                          (notional                          Securities                                            1933 Section 4(2)
                           amount)                           (USA) LLC

Class B-1*     9/27/11    $2,500,000     Credit Suisse                           $3,125            $2,456,431      N/A
                                         Securities (USA)
                                         LLC

                          $7,819,000                         RWT Holdings,       N/A               $7,369,292      N/A
                                                             Inc.**

Class B-2*     9/27/11    $4,878,000                         RWT Holdings,       N/A               $4,268,250      N/A
                                                             Inc.**

Class B-3*     9/27/11    $5,440,000                         RWT Holdings,       N/A               $4,352,000      N/A
                                                             Inc.**

Class B-4      9/27/11    $3,002,000                         Sequoia Mortgage**  N/A               N/A             Securities Act of
                                                             Funding Corporation                                   1933 Section 4(2)

Class B-5      9/27/11    $4,128,254                         Sequoia Mortgage**  N/A               N/A             Securities Act of
                                                             Funding Corporation                                   1933 Section 4(2)

Class R        9/27/11    $0                                 RWT Holdings,       N/A               N/A             Securities Act of
                                                             Inc.**                                                1933 Section 4(2)

Class LT-R     9/27/11    $0                                 RWT Holdings,       N/A               N/A             Securities Act of
                                                             Inc.**                                                1933 Section 4(2)

* Registered classes.
**Purchasers that are affiliate of the Depositor.

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2011-2, relating to the October 25, 2011 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Sequoia Residential Funding, Inc.

 (Depositor)

 /s/ John Isbrandtsen
 John Isbrandtsen, Chairman of the Board and Chief
 Executive Officer
 Date: November 7, 2011


EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2011-2, relating to the October 25, 2011 distribution.